Severance and Restructuring Charges - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) item
Restructuring Cost And Reserve [Line Items]
Expenses associated with restructuring actions		$ (256,000)	$ 6,712,000
Number of restructuring actions commenced | item			2
Restructuring plan, commencement year	2018
Restructuring plan, completion year	2020
Minimum [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	$ 30,000,000
Estimated non-cash charge	42,000,000
Minimum [Member] | Facility Consolidations [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	23,000,000
Minimum [Member] | Workforce Reductions [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	7,000,000
Maximum [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	40,000,000
Estimated non-cash charge	48,000,000
Maximum [Member] | Facility Consolidations [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	28,000,000
Maximum [Member] | Workforce Reductions [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	12,000,000
Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
Expenses associated with restructuring actions	$ 0